Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Notional contract amount	£ 47,412,915		£ 42,625,605
Provisions	1,110	[1]	1,208
Expected credit losses held against contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Provisions	499		769
Other (outside the UK and US tax groups)
Disclosure of contingent liabilities [line items]
Guarantees, pledges or commitments	1,700		2,600
Financial guarantee contracts
Disclosure of contingent liabilities [line items]
Notional contract amount	23,746		20,932
Total commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	284,451		265,022
of which: Carried at fair value | Financial guarantee contracts
Disclosure of contingent liabilities [line items]
Notional contract amount	231		229
of which: Carried at fair value | Total commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	18,571		9,248
Guarantees and letters of credit pledged as collateral security | Financial guarantee contracts
Disclosure of contingent liabilities [line items]
Notional contract amount	15,759		15,138
Performance guarantees, acceptances and endorsements | Financial guarantee contracts
Disclosure of contingent liabilities [line items]
Notional contract amount	7,987		5,794
Documentary credits and other short-term trade related transactions | Total commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	1,584		1,086
Standby facilities, credit lines and other commitments | Total commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	£ 282,867		£ 263,936

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.